Label	Element	Value
Direxion Daily Energy Bull 2X ETF
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	200.00%
Direxion Daily Energy Bull 2X ETF | Exxon Mobil Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	22.20%
Direxion Daily Energy Bull 2X ETF | Chevron Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	16.70%
Direxion Daily Energy Bull 2X ETF | ConocoPhillips [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	7.10%
Direxion Daily Energy Bull 2X ETF | Schlumberger Ltd. ADR [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.60%
Direxion Daily Energy Bull 2X ETF | Williams Companies, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.40%
Direxion Daily Energy Bull 2X ETF | Valero Energy Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.20%
Direxion Daily Energy Bull 2X ETF | EOG Resources, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.20%
Direxion Daily Energy Bull 2X ETF | Marathon Petroleum Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.00%
Direxion Daily Energy Bull 2X ETF | Phillips 66 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.90%
Direxion Daily Energy Bull 2X ETF | Baker Hughes Co. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.80%
Direxion Daily Energy Bull 2X ETF | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	89.70%
Direxion Daily Energy Bull 2X ETF | Energy Equipment & Services [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	10.30%
Direxion Daily Energy Bull 2X ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	132.20%
Direxion Daily Energy Bull 2X ETF | Common Stocks [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	67.80%